Loss Per Share - Summary Of Outstanding Shares Of Potentially Dilutive Securities (Detail) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Outstanding shares of potentially dilutive securities	72,003	8,651	72,003	8,651	0
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	0	31,980	0	0
Treasury Shares [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	25,023	8,651	25,023	8,651	0
Convertible Preference Shares [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of convertible preference shares portion	15,000	0	15,000	0	0